CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
Summary of Cash and Cash Equivalents, Time Deposits and Pledged Deposits

	March 31, 2025	December 31, 2024
	US$’000	US$’000

Cash and bank balances	1,005,450	1,127,115
Less: Pledged deposits	(70)	(70)
Time deposits	(563,678)	(840,296)

Cash and cash equivalents	441,702	286,749

Denominated in USD	401,938	230,833
Denominated in RMB	15,116	19,334
Denominated in EUR	24,648	36,582

Cash and cash equivalents	441,702	286,749